Leases - Schedule of Maturities of Financing Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 7
2021	21	$ 23
Total finance lease payments	28	44
Less imputed interest	(1)	(3)
Present value of finance lease liabilities	$ 27	$ 41	$ 86